Goodwill and Intangible Assets - Estimated Future Amortization Expense (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 21,616	$ 21,616
2026	21,234	21,616
2027	20,073	21,234
2028	18,853	20,073
2029		18,853
Thereafter		78,761
Net Carrying Amount	$ 171,345	$ 182,153